BUSINESS SEGMENT INFORMATION - Trading and operating profit by business segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Corporate costs	$ (390)	$ (364)	$ (328)
Group trading profit	901	936	683
Acquisition and disposal related items	4	7	4
Restructuring and rationalisation expenses	167	113	124
Amortisation and impairment of acquisition intangibles	205	172	171
Legal and other	75	51	89
Operating profit	450	593	295
Legal expenses		17
Increase in legal provision relating to metal-on-metal hip claims	19
Credit for insurance recoveries	7	35
Reportable segments
Disclosure of operating segments [line items]
Operating profit	1,291	1,300	1,011
Orthopaedics
Disclosure of operating segments [line items]
Operating profit	383	367	389
Sports Medicine & ENT
Disclosure of operating segments [line items]
Operating profit	472	459	306
Advanced Wound Management
Disclosure of operating segments [line items]
Operating profit	$ 436	$ 474	$ 316